MASTER TRUST - Net Investment Income (Details) - John Deere Savings and Investment Plan $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
Net Investment Income
Net investment income	$ 2,177,934
Master Trust
Net Investment Income
Net appreciation	2,429,986
Interest and dividends	74,384
Net investment income	2,504,370
Plan's Interest
Net Investment Income
Net appreciation	2,112,960
Interest and dividends	64,974
Net investment income	$ 2,177,934